Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets
Intangible Assets

7. Intangible Assets

	Licenses	Software	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2016
Cost	39	152	191
Accumulated amortization	—	(50)	(50)
Carrying amount	39	102	141

Additions	—	—	—
Amortization	—	(51)	(51)
Movement for the period	—	(51)	(51)

Balance at December 31, 2016
Cost	39	152	191
Accumulated amortization	—	(101)	(101)
Carrying amount	39	51	90

Additions	—	—	—
Amortization	—	(51)	(51)
Movement for the period	—	(51)	(51)

Balance at December 31, 2017
Cost	39	152	191
Accumulated amortization	—	(152)	(152)
Carrying amount	39	—	39

In 2012, the Company acquired an exclusive license from the Massachusetts General Hospital. The initial payment in respect of the license, in the amount of € 39,000, will be amortized over the commercial life of products based on the license during the patent-life.

The amortization charge for 2017 is included in the general and administrative costs for an amount of €51,000  (2016: € 51,000).